Preferred Stock - Schedule Of Preferred Stock Outstanding (Detail) - USD ($)	9 Months Ended	12 Months Ended
	Oct. 31, 2021	Jan. 31, 2021	Sep. 30, 2021	Dec. 31, 2020	Jan. 31, 2020
Preferred Stock Outstanding [Line Items]
Shares Authorized		105,000,000	1,000,000	1,000,000
Shares Issued		85,682,990	0	0
Shares Outstanding		85,682,990	0	0
Aggregate Liquidation Preference		$ 696,415,000
Proceeds Net of Issuance Costs		$ 414,048,000
Planet Labs Inc [Member]
Preferred Stock Outstanding [Line Items]
Shares Authorized	105,000,000	105,000,000			105,000,000
Shares Issued	85,682,990	85,682,990			85,682,990
Shares Outstanding	85,682,990	85,682,990			85,682,990
Aggregate Liquidation Preference	$ 696,415,000	$ 696,415,000			$ 696,415,000
Proceeds Net of Issuance Costs	$ 414,048,000
Series A Preferred Stock [Member]
Preferred Stock Outstanding [Line Items]
Shares Authorized		30,000,000
Shares Issued		26,072,555
Shares Outstanding		26,072,555
Per Share Liquidation Preference		$ 0.7871
Aggregate Liquidation Preference		$ 20,522,000
Proceeds Net of Issuance Costs		$ 13,218,000
Series A Preferred Stock [Member] | Planet Labs Inc [Member]
Preferred Stock Outstanding [Line Items]
Shares Authorized	30,000,000
Shares Issued		26,072,555
Shares Outstanding		26,072,555
Per Share Liquidation Preference	$ 0.79	$ 0.7871
Aggregate Liquidation Preference	$ 20,522,000
Proceeds Net of Issuance Costs	$ 13,218,000
Series B Preferred Stock [Member]
Preferred Stock Outstanding [Line Items]
Shares Authorized		15,000,000
Shares Issued		10,314,505
Shares Outstanding		10,314,505
Per Share Liquidation Preference		$ 5.0301
Aggregate Liquidation Preference		$ 51,883,000
Proceeds Net of Issuance Costs		$ 51,792,000
Series B Preferred Stock [Member] | Planet Labs Inc [Member]
Preferred Stock Outstanding [Line Items]
Shares Authorized	15,000,000
Shares Issued		10,314,505
Shares Outstanding		10,314,505
Per Share Liquidation Preference	$ 5.03	$ 5.0301
Aggregate Liquidation Preference	$ 51,883,000
Proceeds Net of Issuance Costs	$ 51,792,000
Series C Preferred Stock [Member]
Preferred Stock Outstanding [Line Items]
Shares Authorized		14,436,335
Shares Issued		13,756,905
Shares Outstanding		13,756,905
Per Share Liquidation Preference		$ 9.1989
Aggregate Liquidation Preference		$ 126,549,000
Proceeds Net of Issuance Costs		$ 126,232,000
Series C Preferred Stock [Member] | Planet Labs Inc [Member]
Preferred Stock Outstanding [Line Items]
Shares Authorized	14,436,335
Shares Issued		13,756,905
Shares Outstanding		13,756,905
Per Share Liquidation Preference	$ 9.20	$ 9.1989
Aggregate Liquidation Preference	$ 126,549,000
Proceeds Net of Issuance Costs	$ 126,232,000
Series D Preferred Stock [Member]
Preferred Stock Outstanding [Line Items]
Shares Authorized		40,000,000
Shares Issued		31,514,850
Shares Outstanding		31,514,850
Per Share Liquidation Preference		$ 14.3754
Aggregate Liquidation Preference		$ 453,039,000
Proceeds Net of Issuance Costs		$ 178,384,000
Series D Preferred Stock [Member] | Planet Labs Inc [Member]
Preferred Stock Outstanding [Line Items]
Shares Authorized	40,000,000
Shares Issued		31,514,850
Shares Outstanding		31,514,850
Per Share Liquidation Preference	$ 14.38	$ 14.3754
Aggregate Liquidation Preference	$ 453,039,000
Proceeds Net of Issuance Costs	$ 178,384,000
Series C Prime Preferred Stock [Member]
Preferred Stock Outstanding [Line Items]
Shares Authorized		5,563,665
Shares Issued		4,024,175
Shares Outstanding		4,024,175
Per Share Liquidation Preference		$ 11.0387
Aggregate Liquidation Preference		$ 44,422,000
Proceeds Net of Issuance Costs		$ 44,422,000
Series C Prime Preferred Stock [Member] | Planet Labs Inc [Member]
Preferred Stock Outstanding [Line Items]
Shares Authorized	5,563,665
Shares Issued		4,024,175
Shares Outstanding		4,024,175
Per Share Liquidation Preference	$ 11.04	$ 11.0387
Aggregate Liquidation Preference	$ 44,422,000
Proceeds Net of Issuance Costs	$ 44,422,000